Cover	Jun. 21, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	IZEA WORLDWIDE, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37703
Entity Tax Identification Number	37-1530765
Entity Address, Address Line One	501 N. Orlando Avenue
Entity Address, Address Line Two	Suite 313
Entity Address, Address Line Three	PMB 247
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	407
Local Phone Number	674-6911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IZEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001495231
Amendment Flag	false